Income Taxes - Summary of Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	¥ (12,987)	$ (2,038)	¥ (5,494)	¥ (4,892)
Additions based on tax positions related to the current year			(7,673)	(602)
Reductions for tax positions of prior years	7,507	1,178	180
Balance at end of the year	¥ (5,480)	$ (860)	¥ (12,987)	¥ (5,494)